Debt - Summary of Debt Continuity (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Financial Instruments [Abstract]
Borrowings at beginning of period	$ 3,798	$ 5,181	$ 4,827	$ 6,056
Cash flows
Scheduled debt repayments	0	0	(22)	(28)
Debt redemption or purchase	(638)	(835)	(1,015)	(1,327)
Non-cash changes
Loss on debt redemption or purchase	38	50	20	26
Changes in foreign exchange rates	0	(244)	0	471
Finance fees and discount amortization	0	0	0	1
Other	6	10	(12)	(18)
Borrowings at beginning of period	$ 3,204	$ 4,162	$ 3,798	$ 5,181